UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/13

The following N-Q relates only to Dreyfus/Standish Global Fixed Income Fund and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

                        (INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--98.2%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--2.1%
Australian Government,
Sr. Unscd. Bonds, Ser. 35CI	AUD	2.00	8/21/35	6,280,000	b	5,814,066
Australian Government,
Sr. Unscd. Bonds, Ser. 133	AUD	5.50	4/21/23	2,265,000		2,396,822
SMART Trust,
Ser. 2011-1USA, Cl. A3B		1.03	10/14/14	121,828	c,d	121,870
						8,332,758
Austria--.9%
Austrian Government,
Sr. Unscd. Notes	EUR	3.15	6/20/44	1,865,000	d	2,651,442
Austrian Government,
Sr. Unscd. Bonds	EUR	3.90	7/15/20	450,000	d	701,049
						3,352,491
Belgium--3.7%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	130,000		323,471
Belgium Government,
Bonds, Ser. 68	EUR	2.25	6/22/23	7,640,000		10,055,885
Belgium Government,
Unscd. Bonds, Ser. 60	EUR	4.25	3/28/41	2,650,000	d	4,018,594
						14,397,950
Brazil--4.4%
Banco Nacional de Desenvolvimento EconTmico e Social,
Sr. Unscd. Notes		3.38	9/26/16	1,550,000	d	1,558,525
Brazil Notas do Tesouro Nacional,
Bonds, Ser. B	BRL	6.00	8/15/14	900,000	e	966,336
Brazil Notas do Tesouro Nacional,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	10,000,000		4,480,057
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/23	16,750,000		7,081,797
Caixa Economica Federal,
Sr. Unscd. Notes		4.50	10/3/18	2,580,000	d	2,562,456
Odebrecht Finance,

Gtd. Notes	BRL	8.25	4/25/18	1,370,000	d	515,999
						17,165,170
Canada--5.0%
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	595,000	d	863,852
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A2	CAD	2.03	8/17/15	373,528	d	363,694
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	2,345,000	d	2,298,785
Canadian Government,
Bonds, Ser. WL43	CAD	5.75	6/1/29	375,000		494,197
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	585,000		904,355
CIT Canada Equipment Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	1,422,168	d	1,386,119
CNH Capital Canada Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	1,516,105	d	1,482,635
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	503,699	d	490,114
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	1,452,301		1,415,375
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	382,062	d	373,664
MEG Energy,
Gtd. Notes		6.38	1/30/23	860,000	d	847,100
Province of Alberta Canada,
Unscd. Bonds	CAD	3.40	12/1/23	5,805,000		5,659,037
Province of British Columbia,
Sr. Unscd. Bonds	CAD	2.70	12/18/22	1,100,000		1,025,738
Province of Ontario Canada,
Bonds	CAD	4.40	3/8/16	1,200,000		1,245,074
Videotron,
Gtd. Notes		5.00	7/15/22	865,000		826,075
						19,675,814
Chile--1.4%
Banco Santander Chile,
Sr. Unscd. Notes		3.88	9/20/22	640,000	d	594,863
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	1,485,000,000		3,000,892
Embotelladora Andina,

Sr. Unscd. Notes		5.00	10/1/23	1,015,000	d	1,020,075
Telefonica Chile,
Sr. Unscd. Notes		3.88	10/12/22	820,000	d	732,051
						5,347,881
Denmark--1.9%
Danish Government,
Bonds	DKK	0.10	11/15/23	40,455,000	f	7,298,012
France--2.6%
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	1,500,000	c	2,098,525
AXA,
Jr. Sub. Notes	EUR	6.21	10/29/49	310,000	c	434,848
Electricite de France,
Sr. Sub. Notes	EUR	5.38	1/29/49	500,000	c,g	695,670
Pernod-Ricard,
Sr. Unscd. Notes		5.50	1/15/42	2,080,000	d	2,125,976
Societe Generale,
Bank Gtd. Notes		2.75	10/12/17	3,760,000	g	3,852,018
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/29/49	600,000	c,g	794,461
						10,001,498
Germany--1.8%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	1,400,000	c	2,095,352
Conti-Gummi Finance,
Sr. Scd. Bonds	EUR	7.13	10/15/18	850,000	d	1,197,645
German Government,
Bonds	EUR	3.25	7/4/42	875,000		1,344,384
Globaldrive,
Ser. 2011-AA, Cl. A	EUR	0.88	4/20/19	500,051	c,d	679,664
KFW,
Gov't Gtd. Bonds		3.50	3/10/14	125,000		126,806
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	500,000	d	730,539
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	555,000	d	815,839
						6,990,229
Iceland--1.7%
Icelandic Government,
Unscd. Notes		4.88	6/16/16	4,285,000	g	4,495,188

Icelandic Government,
Unscd. Notes		4.88	6/16/16	350,000	d	367,168
Icelandic Government,
Unscd. Notes		5.88	5/11/22	1,875,000		1,929,802
						6,792,158
Ireland--1.6%
Ardagh Packaging Finance,
Sr. Scd. Notes		4.88	11/15/22	200,000	d	191,500
Ardagh Packaging Finance,
Sr. Scd. Notes	EUR	7.38	10/15/17	355,000		512,901
Bank of Ireland,
Gov't Gtd. Notes	EUR	4.00	1/28/15	3,060,000		4,286,608
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	360,000	d	512,595
Smurfit Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	555,000	d	818,061
						6,321,665
Italy--15.6%
Enel Finance International,
Gtd. Notes		5.13	10/7/19	155,000	d	161,922
Enel Finance International,
Gtd. Notes	EUR	4.88	3/11/20	1,140,000	g	1,671,259
Enel,
Sub. Bonds		8.75	9/24/73	915,000	c,d	933,300
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	915,000		1,328,766
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	4,335,000		4,265,926
Italian Government,
Bonds	EUR	2.10	9/15/16	4,300,000	h	6,297,767
Italian Government,
Bonds	EUR	2.75	11/15/16	4,690,000		6,373,928
Italian Government,
Bonds	EUR	3.50	6/1/18	3,920,000		5,364,956
Italian Government,
Bonds	EUR	4.75	6/1/17	20,435,000		29,340,168
Italian Government,
Bonds	EUR	5.50	9/1/22	1,010,000		1,478,900
Telecom Italia,
Sr. Unscd. Notes	EUR	4.00	1/21/20	895,000	g	1,143,479

Telecom Italia,
Sr. Unscd. Notes	GBP	7.38	12/15/17	1,100,000		1,940,753
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	925,000	d	952,750
						61,253,874
Japan--3.7%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	38,000,000		400,236
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.70	9/20/22	263,000,000		2,923,968
Japanese Government,
Sr. Unscd. Bonds, Ser. 39	JPY	1.90	6/20/43	829,000,000		8,802,488
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	223,000,000	i	2,465,422
						14,592,114
Mexico--1.3%
Mexican Government,
Bonds, Ser. M	MXN	8.00	12/7/23	57,155,000		5,000,158
Netherlands--5.1%
ABN AMRO Bank,
Sr. Unscd. Notes		4.25	2/2/17	1,600,000	d	1,713,296
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	140,000		206,402
Deutsche Annington Finance,
Gtd. Notes		3.20	10/2/17	1,475,000	d	1,482,537
ELM,
Jr. Sub. Notes	EUR	5.25	5/29/49	1,500,000	c	2,094,618
Iberdrola International,
Gtd. Notes	EUR	4.50	9/21/17	1,000,000		1,474,849
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	800,000	c,g	1,093,103
ING Bank,
Covered Notes	EUR	3.63	8/31/21	475,000		716,645
LyondellBasell Industries,
Sr. Unscd. Notes		5.00	4/15/19	625,000		688,804
Rabobank Nederland,
Sr. Unscd. Notes		1.70	3/19/18	2,315,000	g	2,287,972
Rabobank Nederland,
Sub. Notes	EUR	3.75	11/9/20	725,000		1,006,583
Rabobank Nederland,

Sr. Unscd. Notes	EUR	3.88	4/20/16	1,125,000		1,633,842
Repsol International Finance,
Gtd. Notes	EUR	4.38	2/20/18	700,000		1,018,624
Repsol International Finance,
Gtd. Notes	EUR	4.88	2/19/19	700,000		1,043,742
Shell International Finance,
Gtd. Notes		4.55	8/12/43	1,830,000		1,810,166
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	830,000	d	883,950
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	570,000	d	827,031
						19,982,164
Norway--.9%
DNB Boligkreditt,
Covered Bonds		2.10	10/14/16	795,000	d	817,181
DNB Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	590,000		863,939
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	5,200,000		932,813
Statoil,
Gtd. Notes		4.25	11/23/41	1,090,000		1,007,799
						3,621,732
Peru--.3%
BBVA Banco Continental,
Sr. Unscd. Notes		5.00	8/26/22	130,000	d	125,125
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	2,290,000	d	876,531
						1,001,656
Poland--.3%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	1,015,000		1,094,170
Russia--.4%
Russian Government,
Sr. Unscd. Bonds		4.88	9/16/23	1,600,000	d	1,640,000
Slavokia----6.6%
Slovakian Government,
Bonds, Ser. 225	EUR	3.00	2/28/23	1,795,000		2,488,857
Slovakian Government,
Bonds, Ser. 213	EUR	3.50	2/24/16	2,250,000		3,242,985
Slovakian Government,

Sr. Unscd. Notes, Ser. 214	EUR	4.00	4/27/20	220,000		334,539
Slovakian Government,
Sr. Unscd. Notes, Ser. 216	EUR	4.35	10/14/25	600,000		902,541
Slovakian Government,
Sr. Unscd. Notes	EUR	4.38	1/21/15	1,305,000	g	1,854,661
Slovakian Government,
Sr. Unscd. Notes		4.38	5/21/22	16,545,000	d	17,148,892
						25,972,475
Spain--4.4%
Banco Bilbao Vizcaya Argentaria,
Covered Notes	EUR	3.88	1/30/23	500,000	g	708,432
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	2,300,000		3,327,669
BBVA US Senior,
Bank Gtd. Notes		4.66	10/9/15	875,000		911,490
Gas Natural Capital Markets,
Gtd. Notes	EUR	6.00	1/27/20	700,000		1,093,694
Gestamp Funding,
Sr. Scd. Notes	EUR	5.88	5/31/20	575,000	d	790,530
Iberdrola Finanzas,
Gtd. Notes	EUR	3.50	10/13/16	1,700,000		2,423,361
Santander International Debt,
Bank Gtd. Notes	EUR	4.00	3/27/17	2,300,000	g	3,281,074
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	500,000	g	676,145
Telefonica Emisiones,
Gtd. Notes	GBP	5.38	2/2/18	1,840,000		3,175,202
Telefonica Emisiones,
Gtd. Notes		5.46	2/16/21	910,000		934,080
						17,321,677
Supranational--1.3%
Corporacion Andina de Fomento,
Sr. Unscd. Notes		3.75	1/15/16	920,000		965,705
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	800,000	d	792,456
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000		652,033
International Bank for Reconstruction & Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	2,800,000		2,600,328
						5,010,522

Sweden--.2%
Nordea Bank,
Sr. Unscd. Notes		2.13	1/14/14	795,000	d	799,005
Switzerland--.6%
Credit Suisse,
Covered Notes	EUR	2.13	1/18/17	1,300,000		1,834,297
Credit Suisse,
Sub. Notes		6.50	8/8/23	690,000	d	699,634
						2,533,931
Turkey--.1%
Coca-Cola Icecek,
Sr. Unscd. Bonds		4.75	10/1/18	580,000	d	585,875
United Kingdom--8.6%
Abbey National Treasury Services,
Covered Bonds	EUR	3.63	9/8/17	1,150,000		1,683,030
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	790,000		1,086,676
BP Capital Markets,
Gtd. Notes		2.25	11/1/16	375,000		386,277
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	537,947		871,210
GlaxoSmithKline Capital,
Gtd. Notes		0.75	5/8/15	1,965,000		1,973,442
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	0.93	2/15/17	1,720,000	c,d	2,340,359
HSBC Bank,
Sr. Unscd. Notes	EUR	3.88	10/24/18	1,000,000		1,506,009
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	650,000		1,016,301
INEOS Finance,
Sr. Scd. Notes		7.50	5/1/20	650,000	d	700,375
Lloyds Bank,
Covered Notes	EUR	3.38	3/17/16	900,000		1,269,251
Lloyds Bank,
Covered Bonds	EUR	4.00	9/29/21	400,000		619,964
Lloyds Bank,
Sr. Unscd. Notes	EUR	4.63	2/2/17	1,650,000		2,478,496
Lloyds Bank,
Sr. Unscd. Notes	EUR	5.38	9/3/19	450,000	g	720,610
Lloyds Bank,

Sub. Notes	EUR	6.50	3/24/20	445,000	g	685,082
Lloyds Bank,
Bank Gtd. Notes		6.50	9/14/20	1,115,000	d	1,232,595
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.45	9/15/39	1,772,717	c,d	1,550,855
Royal Bank of Scotland,
Gtd. Notes		5.63	8/24/20	405,000		447,819
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	545,000		771,997
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	1,000,000		1,538,518
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	4.75	5/18/16	150,000		221,094
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	205,000		286,578
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	410,000	c	472,627
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	2,170,000		4,000,198
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	1,620,000		2,983,942
United Kingdom Gilt,
Bonds	GBP	4.75	12/7/30	165,000		320,819
United Kingdom Gilt,
Bonds	GBP	5.00	3/7/18	205,000		384,135
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	1,175,000	d	1,940,262
						33,488,521
United States--21.7%
Allstate,
Sr. Unscd. Notes		3.15	6/15/23	1,520,000	g	1,475,013
Ally Financial,
Gtd. Notes		4.50	2/11/14	270,000		273,135
Ally Financial,
Gtd. Notes		5.50	2/15/17	1,200,000		1,264,184
American Home Mortgage Investment Trust,
Ser. 2004-4, Cl. 6A1		5.38	2/25/45	2,129,346	c	2,179,723
American International Group,
Sr. Unscd. Notes		4.88	6/1/22	825,000		886,599
Americredit Automobile Receivables Trust,

Ser. 2013-4, Cl. C		2.72	9/9/19	1,065,000		1,078,051
Anadarko Petroleum,
Sr. Unscd. Notes		6.20	3/15/40	1,255,000		1,411,372
ARL First,
Ser. 2012-1A, Cl. A1		1.93	12/15/42	897,737	c,d	905,637
Bank of America,
Sr. Unscd. Notes		3.88	3/22/17	1,495,000		1,591,363
Barclays Commercial Mortgage Securities,
Ser. 2013-TYSN, Cl. A2		3.76	9/5/32	1,245,000	d	1,301,654
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	365,000		528,887
Boston Scientific,
Sr. Unscd. Notes		2.65	10/1/18	1,105,000		1,106,769
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D		2.19	9/20/21	415,000		405,970
Capital Auto Receivables Asset Trust,
Ser. 2013-3, Cl. D		3.69	2/20/19	710,000		714,982
Carrington Mortgage Loan Trust,
Ser. 2006-RFC1, Cl. A3		0.33	5/25/36	936,449	c	850,304
CIT Group,
Sr. Unscd. Notes		4.25	8/15/17	665,000		679,962
CIT Group,
Sr. Unscd. Notes		5.00	5/15/17	755,000		797,469
Citigroup Commercial Mortgage Trust,
Ser. 2013-375P, Cl. E		3.63	5/10/35	1,215,000	c,d	986,304
Citigroup,
Sub. Notes		4.05	7/30/22	1,165,000		1,133,539
Comcast,
Gtd. Notes		5.90	3/15/16	200,000		223,665
Comcast,
Gtd. Notes		6.45	3/15/37	770,000		922,305
Comcast,
Gtd. Notes		6.40	3/1/40	830,000		996,948
Commercial Mortgage Pass Through Certificates,
Ser. 2013-CR6, Cl. B		3.40	3/10/46	530,000	d	492,114
Commercial Mortgage Pass Through Certificates,
Ser. 2013-WWP, Cl. B		3.73	3/10/31	1,225,000	d	1,180,864
Commercial Mortgage Pass Through Certificates,
Ser. 2013-CR6, Cl. C		3.78	3/10/46	370,000	c,d	336,622
Commercial Mortgage Trust,

Ser. 2013-CR, Cl. A4	4.21	8/10/46	1,250,000	c	1,307,126
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	890,000	c,d	916,688
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.05	8/10/46	325,000	c,d	322,594
Countrywide Alternative Loan Trust,
Ser. 2004-18, Cl. 4A1	5.50	9/25/34	1,245,389		1,267,048
DaVita HealthCare Partners,
Gtd. Notes	5.75	8/15/22	170,000		168,937
EQT,
Sr. Unscd. Notes	8.13	6/1/19	135,000		163,983
Exelon Generation,
Sr. Unscd. Notes	4.25	6/15/22	2,500,000		2,465,493
Express Scripts Holding,
Gtd. Notes	2.10	2/12/15	785,000		797,796
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7	5.05	12/5/31	1,000,000	c,d	1,007,165
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	1,620,000		1,666,575
Ford Motor Credit,
Sr. Unscd. Notes	3.88	1/15/15	1,000,000		1,034,607
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	3.55	3/1/22	425,000		391,569
Freeport-McMoRan Copper & Gold,
Gtd. Notes	5.45	3/15/43	1,465,000	d	1,317,636
General Electric Capital,
Sub. Notes	5.30	2/11/21	450,000		490,160
General Motor Financial,
Gtd. Notes	2.75	5/15/16	795,000	d	794,503
General Motor Financial,
Gtd. Notes	3.25	5/15/18	190,000	d	185,250
Genworth Holdings,
Gtd. Notes	4.90	8/15/23	1,595,000		1,604,532
Goldman Sachs Group,
Sr. Unscd. Notes	2.90	7/19/18	1,100,000	g	1,110,072
Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	975,000	d	1,107,045
Holcim US Finance Sarl & Cie,
Gtd. Notes	5.15	9/12/23	1,395,000	d	1,453,273
HSBC USA,

Sr. Unscd. Notes		2.38	2/13/15	1,200,000		1,227,347
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2013-LC11, Cl. AS		3.22	4/15/46	930,000		879,990
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2013-LC11, Cl. B		3.50	4/15/46	1,775,000		1,647,780
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.50	1/24/22	650,000		679,191
JPMorgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	1,350,000	c,g	1,912,121
Keycorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		0.98	11/25/36	710,000	c	633,258
Lamar Media,
Gtd. Notes		5.88	2/1/22	505,000		507,525
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2		1.00	2/25/34	728,183	c	707,795
Metropolitan Life Global Funding I,
Scd. Notes		1.50	1/10/18	1,160,000	d	1,140,362
Metropolitan Life Global Funding I,
Sr. Scd. Notes		2.00	1/9/15	265,000	d	269,202
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	785,000		854,669
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B		3.77	2/15/46	505,000		480,353
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. B		3.68	12/15/48	460,000	c	435,838
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. C		4.17	12/15/48	390,000	c	366,112
Morgan Stanley,
Sub. Notes		4.10	5/22/23	1,240,000		1,158,827
NBCUniversal Media,
Gtd. Notes		5.95	4/1/41	200,000		226,696
News America,
Unscd. Notes		5.40	10/1/43	1,055,000	d	1,060,166
Norfolk Southern,
Sr. Unscd. Notes		4.80	8/15/43	530,000		517,076
Philip Morris International,
Sr. Unscd. Notes		5.65	5/16/18	125,000		144,826
Philip Morris International,
Sr. Unscd. Notes		6.88	3/17/14	135,000		138,981
Prudential Financial,

Sr. Unscd. Notes	5.10	8/15/43	1,080,000		1,072,245
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	300,000		338,904
Puget Energy,
Sr. Scd. Notes	6.00	9/1/21	270,000		294,963
Santander Drive Auto Receivables Trust,
Ser. 2013-3, Cl. D	2.42	4/15/19	2,900,000		2,782,686
Santander Drive Auto Receivables Trust,
Ser. 2012-1, Cl. B	2.72	5/15/16	535,000		543,435
Sealed Air,
Gtd. Notes	6.50	12/1/20	350,000	d	368,375
SLM Private Education Loan Trust,
Ser. 2011-B, Cl. A1	1.03	12/16/24	617,276	c,d	615,408
SLM,
Unscd. Notes	5.50	1/15/19	1,000,000		991,378
SLM,
Sr. Unscd. Notes	7.25	1/25/22	1,060,000		1,083,850

Springleaf Funding Trust,
Ser. 2013-AA, Cl. A		2.58	9/15/21	2,015,000	d	2,006,191
Staples,
Sr. Unscd. Notes		4.38	1/12/23	2,105,000	g	2,032,070
Structured Asset Securities Corp. Mortgage Loan Trust,
Ser. 2006-AM1, Cl. A4		0.34	4/25/36	1,005,039	c	926,213
Structured Asset Securities Corp. Mortgage Pass-through
Certificates, Ser. 2004-11XS, Cl. 1A5A		5.87	6/25/34	895,000	c	907,196
Tenet Healthcare,
Sr. Scd. Notes		6.00	10/1/20	1,455,000	d,g	1,490,466
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. B		3.65	3/10/46	475,000	c,d	447,166
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. C		4.23	3/10/46	370,000	c,d	342,953
Unit,
Gtd. Notes		6.63	5/15/21	860,000		885,800
Ventas Realty,
Gtd. Notes		4.25	3/1/22	355,000		359,101
Verizon Communications,
Sr. Unscd. Notes		6.55	9/15/43	2,150,000		2,435,714
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C29, Cl. AJ		5.37	11/15/48	1,060,000	c	971,120
Wells Fargo & Co.
Sr. Unscd. Notes		2.63	12/15/16	1,330,000		1,385,522
Wells Fargo Mortgage Backed Securities Trust,
Ser. 2005-AR4, Cl. 2A1		2.72	4/25/35	1,353,510	c	1,354,280
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. B		3.71	3/15/45	385,000	c	365,970
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C		4.13	3/15/45	405,000	c	381,173
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	285,000		420,147
WM Wrigley Jr.,
Sr. Scd. Notes		3.70	6/30/14	550,000	d	561,072
Xerox,
Sr. Unscd. Notes		1.08	5/16/14	315,000	c	315,481
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/67	1,000,000	c,d	1,055,000
						85,017,481
Total Bonds And Notes

(cost $376,108,740)			384,590,981
	Face Amount
	Covered by
Options Purchased--.0%	Contracts ($)		Value ($)
Call Options:
Euro,
October 2013 @ $1.30	9,400,000	j	2,331
Euro,
November 2013 @ $1.29	9,800,000	j	13,468
Swiss Franc,
December 2013 @ $0.95	9,770,000	j	20,272
Total Options Purchased
(cost $783,004)			36,071
	Principal
Short-Term Investments--1.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 1/2/14
(cost $4,019,596)	4,020,000	[k]	4,019,936

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,499,996)	1,499,996	[l]	1,499,996

Investment of Cash Collateral for Securities Loaned--6.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $25,088,372)	25,088,372	[l]	25,088,372
Total Investments (cost $407,499,708)	106.0%		415,235,356
Liabilities, Less Cash and Receivables	(6.0%)		(23,666,112)
Net Assets	100.0%		391,569,244

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CLP--Chilean Peso
DKK--Danish Krone
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NOK--Norwegian Krone
PEN--Peruvian Nuevo Sol
b Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.
c Variable rate security--interest rate subject to periodic change.
d Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities were valued at $90,680,045 or 23.2% of net assets.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Danish Consumer Price Index.
g Security, or portion thereof, on loan. At September 30, 2013, the value of the fund's securities on loan was
$25,083,197 and the value of the collateral held by the fund was $26,209,786, consisting of cash collateral of
$25,088,372 and U.S. Government & Agency securities valued at $1,121,414.
h Principal amount for accrual purposes is periodically adjusted based on changes in the Italian Consumer Price Index.
i Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
j Non-income producing security.
k Held by or on behalf of a counterparty for open financial futures contracts.
l Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciation on investments was $7,735,648 of which $13,107,644 related to appreciated investment securities and $5,371,996 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	45.8
Corporate Bonds	40.8
Short-Term/Money Market Investments	7.8
Asset-Backed	6.1
Commercial Mortgage-Backed	3.6

Residential Mortgage-Backed	1.9
Options Purchased	.0
106.0

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2013 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2013 ($)

Financial Futures Long
Australian 3 Year Bonds	283	28,768,073	December 2013	219,454
Long Gilt	41	7,322,519	December 2013	139,423
U.S. Treasury 2 Year Notes	88	19,383,100	December 2013	47,709
U.S. Treasury 5 Year Notes	156	18,883,312	December 2013	219,227
U.S. Treasury Long Bonds	31	4,134,625	December 2013	70,100
U.S. Treasury Ultra Long Bond	22	3,126,063	December 2013	58,621

Financial Futures Short
Euro-Bobl	29	(4,882,113)	December 2013	(57,701)
Euro-Bund	64	(12,164,831)	December 2013	(164,504)
Euro-Schatz	68	(10,156,119)	December 2013	(22,148)
Japanese 10 Year Bonds	22	(32,256,371)	December 2013	(284,425)
U.S. Treasury 10 Year Notes	546	(69,009,281)	December 2013	(1,687,467)

Gross Unrealized Appreciation	754,534
Gross Unrealized Depreciation	(2,216,245)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2013 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring
10/2/2013	a	6,088,020	5,672,428	5,679,494	7,066

Brazilian Real,
Expiring
10/2/2013	b	7,270,000	3,274,775	3,278,636	3,861

Euro,
Expiring
10/30/2013	c	2,890,000	3,893,677	3,910,055	16,378

Mexican New Peso,
Expiring:
10/1/2013	b	49,117,485	3,738,866	3,752,434	13,568
10/30/2013	b	35,060,000	2,693,600	2,671,075	(22,525)

Norwegian Krone,
Expiring:
10/30/2013	b	40,785,000	6,817,806	6,774,264	(43,542)
10/30/2013	d	4,800,000	802,474	797,265	(5,209)

Polish Zloty,
Expiring
10/30/2013	e	27,635,000	8,787,732	8,831,895	44,163

South African Rand,
Expiring
10/30/2013	f	455,000	46,027	45,104	(923)

Sales:			Proceeds ($)

Australian Dollar,
Expiring:
10/30/2013	a	10,590,000	9,883,308	9,858,040	25,268
10/30/2013	f	9,320,000	8,745,888	8,675,820	70,068

Brazilian Real,
Expiring:
10/2/2013	f	7,270,000	3,068,281	3,278,635	(210,354)
11/4/2013	a	6,750,000	3,043,093	3,018,829	24,264
11/4/2013	b	15,005,000	6,717,551	6,710,744	6,807
11/4/2013	e	7,630,000	3,428,341	3,412,394	15,947

British Pound,
Expiring:
10/30/2013	e	365,000	584,113	590,748	(6,635)
10/30/2013	g	5,130,000	8,210,975	8,302,851	(91,876)
10/30/2013	h	4,620,000	7,396,620	7,477,422	(80,802)

Canadian Dollar,
Expiring
10/30/2013	g	17,200,000	16,692,772	16,685,583	7,189

Chilean Peso,
Expiring
10/30/2013	e	1,648,830,000	3,255,019	3,252,323	2,696

Danish Krone,
Expiring
10/30/2013	f	40,770,000	7,377,076	7,397,408	(20,332)

Euro,
Expiring:
10/30/2013	b	14,480,000	19,534,534	19,590,865	(56,331)
10/30/2013	c	15,780,000	21,291,717	21,349,713	(57,996)
10/30/2013	d	13,730,000	18,523,148	18,576,144	(52,996)
10/30/2013	e	14,800,000	19,967,894	20,023,812	(55,918)
10/30/2013	f	13,065,000	17,623,640	17,676,426	(52,786)
10/30/2013	g	14,500,000	19,568,838	19,617,924	(49,086)
10/30/2013	h	15,510,000	20,922,990	20,984,414	(61,424)
10/30/2013	i	13,880,000	18,722,316	18,779,089	(56,773)

Japanese Yen,
Expiring:
10/2/2013	i	693,201,572	7,051,898	7,052,257	(359)
10/30/2013	a	228,425,000	2,316,719	2,324,313	(7,594)
10/30/2013	d	505,068,000	5,113,649	5,139,263	(25,614)
10/30/2013	e	746,675,000	7,559,528	7,597,708	(38,180)
10/30/2013	g	428,000,000	4,329,617	4,355,066	(25,449)
10/30/2013	h	240,840,000	2,435,187	2,450,640	(15,453)
10/30/2013	i	516,330,000	5,227,520	5,253,858	(26,338)

Peruvian Nuevo Sol,
Expiring:
10/30/2013	j	1,340,000	482,025	479,239	2,786
11/27/2013	j	1,230,000	444,605	438,595	6,010

Swedish Krona,
Expiring
10/30/2013	b	55,630,000	8,665,177	8,649,427	15,750

Gross Unrealized Appreciation	261,821
Gross Unrealized Depreciation	(1,064,495)

Counterparties:

a Bank of America
b Morgan Stanley Capital Services
c Royal Bank of Scotland
d UBS
e Barclays Bank
f Goldman Sachs International
g Credit Suisse
h Deutsche Bank
i Commonwealth Bank of Australia
j Citigroup

				Implied			Upfront
Notional	Reference			Credit	(Pay) /Receive	Market	Premiums Receivable	Unrealized
Amount	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)	Buy / Sell
13,000,000	ITRAXX S19 Sub 5YR Index	JP Morgan	(1.00)	111.998	6/20/2018	65,910.58	116,923.41	(51,013)	Buy

				Implied			Upfront	Unrealized
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums Receivable	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
5,900,000	USD - 6 Month Libor	JP Morgan	(1.76)	N/A	11/8/2022	383,247		383,247
16,100,000	USD - 6 Month Libor	Citibank	(0.84)	N/A	11/8/2022	186,001		186,001
36,200,000	USD - 6 Month Libor	Citibank	0.65	N/A	6/7/2016	65,781		65,781
6,500,000	EUR - 1 Year Libor	JP Morgan	1.91	N/A	11/4/2016	448,187		448,187
55,130,000	NZD - 6 Month Libor	Deutsche	3.55	N/A	7/16/2015	(80,684)		(80,684)
29,510,000	NZD - 6 Month Libor	JP Morgan	3.49	N/A	3/12/2015	31,032		31,032
15,950,000	NZD - 6 Month Libor	JP Morgan	3.05	N/A	1/31/2015	(22,694)		(22,694)
7,970,000	NZD - 6 Month Libor	JP Morgan	3.05	N/A	2/1/2015	(12,030)		(12,030)
7,970,000	NZD - 6 Month Libor	JP Morgan	3.04	N/A	2/1/2015	(12,989)		(12,989)
7,970,000	NZD - 6 Month Libor	JP Morgan	3.03	N/A	2/1/2015	(13,308)		(13,308)
								972,543

Gross Unrealized Appreciation	1,114,248
Gross Unrealized Depreciation	(192,718)

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	23,993,419	-	23,993,419
Commercial Mortgage-Backed	-	14,169,586	-	14,169,586
Corporate Bonds+	-	159,890,052	-	159,890,052
Foreign Government	-	179,278,822	-	179,278,822
Mutual Funds	26,588,368	-	-	26,588,368
Residential Mortgage-Backed	-	7,259,102	-	7,259,102
U.S. Treasury	-	4,019,936	-	4,019,936
Other Financial Instruments:
Financial Futures++	754,534	-	-	754,534
Forward Foreign Currency Exchange Contracts++	-	261,821	-	261,821
Options Purchased		36,071	-	36,071
Swaps++	-	1,114,248	-	1,114,248
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(2,216,245)	-	-	(2,216,245)
Forward Foreign Currency Exchange Contracts++	-	(1,064,495)	-	(1,064,495)
Swaps++	-	(243,731)	-	(243,731)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-

ative instrument that was held by the fund during the period ended
September 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund
enters into these agreements to hedge certain market or
interest rate risks, to manage the interest rate sensitivity
(sometimes called duration) of fixed income securities, to
provide a substitute for purchasing or selling particular
securities or to increase potential returns.
The fund accrues for the interim payments on swap contracts
on a daily basis, with the net amount recorded
within unrealized appreciation (depreciation) on swap
contracts in the Statement of Assets and Liabilities. Once
the interim payments are settled in cash, the net amount
is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of
swaps contracts in the Statement of Operations. Upfront
payments made and/or received by the fund, are recorded
as an asset and/or liability in the Statement of Assets and
Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as
realized gains or losses on the termination date.
Fluctuations in the value of swap contracts are recorded
for financial statement purposes as unrealized appreciation
or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the
exchange of commitments to pay and receive interest
based on a notional principal amount. The fund enters
into these agreements for a variety of reasons, including
to hedge certain market or interest rate risks, to manage
the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase
potential returns. The fund may elect to pay a fixed rate
and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net
interest received or paid on interest rate swap agreements
is included within unrealized appreciation (depreciation)

on swap contracts in the Statement of Assets and
Liabilities. Interest rate swaps are valued daily and the
change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is
terminated early, the fund records a realized gain or loss
equal to the difference between the current realized value
and the expected cash flows.
The fund’s maximum risk of loss from counterparty credit
risk is the discounted net value of the cash flows to be
received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk
is mitigated by having a master netting arrangement
between the fund and the counterparty and by the posting
of collateral by the counterparty to the fund to cover the
fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit
events may include a failure to pay interest or principal,
bankruptcy, or restructuring. The fund enters into these
agreements to manage its exposure to the market or certain
sectors of the market, to reduce its risk exposure to
defaults of corporate and sovereign issuers, or to create
exposure to corporate or sovereign issuers to which it is
not otherwise exposed. For those credit default swaps in
which the fund is paying a fixed rate, the fund is buying
credit protection on the instrument. In the event of a
credit event, the fund would receive the full notional
amount for the reference obligation. For those credit
default swaps in which the fund is receiving a fixed rate,
the fund is selling credit protection on the underlying
instrument. The maximum payouts for these contracts
are limited to the notional amount of each swap. Credit
default swaps may involve greater risks than if the fund
had invested in the reference obligation directly and are
subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments

(undiscounted) that a fund as a seller of protection could
be required to make under a credit default swap agreement
would be an amount equal to the notional amount of the
agreement which may exceed the amount of unrealized
appreciation or depreciation reflected in the Statement of
Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart,
which summarizes open credit default swaps on index
issues entered into by the fund. These potential amounts
would be partially offset by any recovery values of the
respective referenced obligations, underlying securities
comprising the referenced index, upfront payments
received upon entering into the agreement, or net amounts
received from the settlement of buy protection credit
default swap agreements entered into by the fund for the
same referenced entity or entities.
GAAP requires disclosure for (i) the nature and terms of
the credit derivative, reasons for entering into the credit
derivative, the events or circumstances that would require
the seller to perform under the credit derivative, and the
current status of the payment/performance risk of the
credit derivative, (ii) the maximum potential amount of
future payments (undiscounted) the seller could be
required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any
recourse provisions and assets held either as collateral or
by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	November 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)